Leases (Details) - Schedule of Maturities of Operating and Finance Lease Liabilities $ in Thousands	Sep. 30, 2023 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of Maturities of Operating and Finance Lease Liabilities [Line Items]
Operating Lease, Remaining 2023	$ 212
Operating Lease, 2024	782
Operating Lease, 2025	748
Operating Lease, 2026	560
Operating Lease, 2027	202
Operating Lease, Total minimum lease payments	2,504
Operating Lease, Less imputed interest	(285)
Operating Lease, Total lease liabilities	2,219
Finance lease [Member]
Leases (Details) - Schedule of Maturities of Operating and Finance Lease Liabilities [Line Items]
Finance Lease, Remaining 2023
Finance Lease, 2024
Finance Lease, 2025
Finance Lease, 2026
Finance Lease, 2027
Finance Lease, Total minimum lease payments
Finance Lease, Less imputed interest
Finance Lease, Total lease liabilities